SHARE-BASED COMPENSATION - 2011 SHARE AWARD SCHEME (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands		12 Months Ended
	May. 26, 2011 USD ($) shares	Dec. 31, 2015 USD ($) employee $ / shares shares	Dec. 31, 2015 CNY (¥) employee shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Other disclosures
Share-based compensation expenses		$ 48,690,000	¥ 315,407		¥ 173,274	¥ 37,396
2011 Share Award Scheme
SHARE-BASED COMPENSATION
Award scheme term	10 years
Aggregate consideration to repurchase vested shares | $	$ 1,000
Shares available to be granted in the future		1,273,840		5,270,620	5,270,620		1,273,840
Other disclosures
Share-based compensation expenses		$ 11,197,000	¥ 72,535		¥ 41,259	35,527
2011 Share Award Scheme | Maximum
SHARE-BASED COMPENSATION
Number of shares subject to award	100,000,000
2011 Share Award Scheme | Restricted shares
Number of ordinary shares
Unvested at beginning of year		38,398,753	38,398,753
Number of restricted shares granted		6,380,530	6,380,530
Vested		(20,192,560)	(20,192,560)
Forfeited		(2,383,750)	(2,383,750)
Unvested at end of year		22,202,973	22,202,973		38,398,753
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share) | $ / shares		$ 0.55
Granted (in dollars per share) | $ / shares		1.91
Vested (in dollars per share) | $ / shares		0.36
Forfeited (in dollars per share) | $ / shares		0.63
Unvested at end of year (in dollars per share) | $ / shares		$ 1.11		$ 0.55
Other disclosures
Unrecognized compensation costs		$ 10,587,000					¥ 68,582
Expected period over which unamortized compensation costs is to be recognized		1 year 11 months 1 day	1 year 11 months 1 day
Total fair value of vested shares		$ 46,577,000	¥ 301,715		¥ 243,214	¥ 74,962
2011 Share Award Scheme | Restricted shares with repurchase options
SHARE-BASED COMPENSATION
Repurchase price of vested shares (in dollar pers share) | ¥ / shares							¥ 4
Redemption right liability		73,000	474		¥ 520
Change in fair value of redemption right recorded as share-based compensation costs.		4,000	24
Other disclosures
Share-based compensation expenses		$ 3,000	¥ 22
2011 Share Award Scheme | Restricted shares with repurchase options | Maximum
SHARE-BASED COMPENSATION
Requisite service period		4 years	4 years
2011 Share Award Scheme | Restricted shares with repurchase options | Minimum
SHARE-BASED COMPENSATION
Requisite service period		1 year	1 year
2011 Share Award Scheme | Restricted shares with repurchase options | Employees
SHARE-BASED COMPENSATION
Number of employees | employee		2	2
Number of ordinary shares
Number of restricted shares granted		3,000,000	3,000,000